Inverse Dow 2x Strategy Fund Expense Example - Class H [Member] - Inverse Dow 2x Strategy Fund - Class H	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	$ 2,193